STOCKHOLDERS' EQUITY	9 Months Ended	10 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY

NOTE 5  STOCKHOLDERS’ EQUITY

On June 29, 2016, RMS’s Board of Directors authorized the Company to make open market purchases of up to 2,000,000 shares of the Company’s outstanding Common Stock.  The purchases are made through a broker designated by the Company, with price, timing and volume restrictions based on average daily trading volume, consistent with the rules of the Securities and Exchange Commission for such repurchases.  As of September 30, 2018, the Company had repurchased 396,606 shares at an average price of $0.45. In June 2017, management of the Company decided to discontinue repurchasing its outstanding common stock under the program for an undetermined period of time to utilize cash for capital investments needed to expand the business.

NOTE 5  STOCKHOLDERS’ EQUITY

On September 30, 2015, RMS’s Board of Directors authorized a stock repurchase program pursuant to which the Company has and expects to continue to make open market purchases of the Company’s outstanding common stock.  The Board of Directors initially authorized such purchases up to 1,000,000 shares.  On June 29, 2016, the Board of Directors approved the amendment to the stock repurchase program increasing the authorized to be repurchased to 2,000,000 shares. The purchases are made through a broker designated by the Company with price, timing and volume restrictions based on average daily trading volume, consistent with the safe harbor rules of the Securities and Exchange Commission (the “Commission”) for such repurchases.

As of December 31, 2017, the Company had repurchased 396,606 shares at an average price of $0.45 under the program.  Management of the Company decided to discontinue repurchasing its outstanding common stock under the program for an undetermined period of time to utilize cash for capital investments needed to expand the business.  As such, no shares were repurchased in the ten months ended December 31, 2017.